PREPAYMENTS AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Rental and other deposits		¥ 1,411			¥ 677
Prepayments for rental and others		14,455			19,725
Employee advances		4,059			4,082
Payments made on behalf of customers		421,415			462,841
Prepaid insurance premium		1,093			958
Interest income receivable		52,725			37,344
Others		1,557			1,931
Total		496,715		$ 75,984	¥ 527,558
Payments made on behalf of customers
Roll forward of the valuation allowance
Balance at beginning of period	¥ 856	958	¥ 3,632
Additions	843	1,723
Reversals			(676)
Write-offs	(1,240)	(1,825)	(1,998)
Balance at end of period	¥ 459	¥ 856	¥ 958